OTHER FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
NOTE 4-OTHER FINANCIAL INFORMATION

Cash, cash equivalents and restricted cash

As discussed above, during 2016 the Company elected to early adopt ASU No. 2016-18, Statement of Cash Flows - Restricted Cash, which requires the inclusion of restricted cash to reconcile the change during the period in the total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows. As required by ASU No. 2016-18, the adoption of this standard was applied using the retrospective transition method, which did not result in a change to the previously reported cash flows from operating, investing and financing activities.

For purposes of the statement of cash flows, as of December 31, 2014, 2015 and 2016 cash, cash equivalents and restricted cash are as follows (in thousands):

	2014	2015	2016
Cash and cash equivalents	$13,758	$12,457	$9,385
Restricted cash:
Control accounts under Credit Facility	—	—	18,263
Corporate credit card debts and other	102	102	589

Total cash, cash equivalents and restricted cash	$13,860	$12,559	$28,237

Allowance for Doubtful Accounts

Activity in the allowance for doubtful accounts is set forth below for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	2014	2015	2016
Allowance, beginning of year	$—	$115	$115
Provisions	186	55	57
Write offs, net of recoveries	(71)	(55)	(136)

Allowance, end of year	$115	$115	$36

Prepaid Expenses and Other Current Assets

As of December 31, 2015 and 2016, prepaid expenses and other current assets consist of the following (in thousands):

	2015	2016
Prepaid expenses and deposits	$4,298	$4,500
Foreign tax refunds receivable	238	483
Prepaid loan agent and service fees	—	218
Other	541	547

Total	$5,077	$5,748

Property and Equipment

As of December 31, 2015 and 2016, property and equipment consisted of the following (in thousands):

	2015	2016
Computer equipment	$4,942	$6,033
Furniture and fixtures	2,078	2,406
Capitalized software costs	508	433
Leasehold improvements	605	739
Construction-in-progress	255	297
Total property and equipment	8,388	9,908
Less accumulated depreciation	(4,255)	(5,349)

Property and equipment, net	$4,133	$4,559

Depreciation expense was $0.8 million, $1.4 million and $1.7 million for the years ended December 31, 2014, 2015 and 2016, respectively.

Other Accrued Liabilities

As of December 31, 2015 and 2016, accrued expenses consist of the following (in thousands):

	2015	2016
Accrued compensation and benefits:
Bonuses and commissions	$6,754	$11,015
Salaries and benefits	5,568	7,289
Accrued sales and other taxes	4,845	8,411
Accrued professional fees	5,935	7,184
Current maturities of capital lease obligations	531	802
Income taxes payable	492	433
Other accrued expenses	2,027	1,516

Total accrued expenses	$26,152	$36,650

As of December 31, 2015 and 2016, accrued professional fees included a 15% holdback, or approximately $2.7 million, for amounts due to one of the Company’s attorneys for defense costs in connection with the Oracle litigation described in Note 9. The holdback amount is expected to be paid in the second half of 2017.

Advertising

Advertising costs were $0.3 million, $0.8 million and $1.3 million for the years ended December 31, 2014, 2015 and 2016, respectively.

Other Expense, Net

For the years ended December 31, 2014, 2015 and 2016, other expense, net consists of the following (in thousands):

	2014	2015	2016
Interest income	$8	$11	$27
Other expenses	(4)	(50)	(90)
Foreign currency transaction losses	(847)	(1,065)	(1,724)

Total other expense, net	$(843)	$(1,104)	$(1,787)